Purchase Obligations - Schedule (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Purchase Obligations
Contractual obligations for acquisition of property, plant and equipment and intangible assets	€ 144	€ 99
Other purchase obligations	7,491	4,680
Purchase obligations	€ 7,635	€ 4,779